Equity (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Share Capital
a.	Share capital
Ordinary shares

	December 31
	2021	2022

Numbers of shares authorized (in thousands)	5,500,000	5,500,000

Numbers of shares reserved (in thousands)
Employee share options	400,000	400,000

Number of shares issued and fully paid (in thousands)	4,408,650	4,367,984

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Share capital authorized	$55,000,000	$55,000,000	$1,789,782

Share capital reserved
Employee share options	$4,000,000	$4,000,000	$130,166

Summary of Capital Surplus
b.	Capital surplus

	December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

May be used to offset a deficit, distributed as cash dividends, or transferred to share capital (1)

Issuance of ordinary shares	$16,049,286	$15,072,129	$490,470
Merger by share exchange	117,693,658	117,693,658	3,829,927
Difference between consideration and the carrying amount of the subsidiaries’ net assets during actual disposal or acquisition	3,240,987	3,240,987	105,467
Exercised employee share options	2,362,951	2,943,447	95,784
Treasury share transactions	816,186	38,404	1,250
Donations from shareholders	—	471,894	15,356
Expired share options (Note 28)	645,903	646,447	21,036

	140,808,971	140,106,966	4,559,290

May be used to offset a deficit only

Changes in percentage of ownership interest in subsidiaries (2)	$1,451	$117,537	$3,825
Share of changes in capital surplus of associates accounted for using the equity method	10,706	18,329	596
Dividends that the claim period has elapsed and unclaimed by shareholders	5,183	6,043	197
Exercised disgorgement	—	326	10

	17,340	142,235	4,628

May not be used for any purpose

Employee share options	1,442,132	1,425,171	46,377
Employee restricted stock awards	1,193,782	778,387	25,330
Others (3)	230,943	154,731	5,035

	2,866,857	2,358,289	76,742

	$143,693,168	$142,607,490	$4,640,660

1)
Such capital surplus may be used to offset a deficit; in addition, when the Company has no deficit, such capital surplus may be distributed as cash dividends or transferred to share capital (limited to a certain percentage of the Company’s capital surplus and once a year).

2)
Such capital surplus arises from the effects of changes in ownership interests in subsidiaries resulting from equity transactions other than actual disposals or acquisitions, or from changes in capital surplus of subsidiaries accounted for using the equity method.

3)
Such capital surplus represents the excess of the carrying amount of related accounts over the par value due to employee share options exercised and the Company has not completed registration formalities.

Disclosure of Detailed Information About Appropriation of Retained Earnings Explanatory
The appropriation of earnings for 2020 and 2021 were as follows:

	Appropriation of Earnings		Dividends Per Share
	For Year 2020	For Year 2021	For Year 2020	For Year 2021
	NT$	NT$	NT$	NT$
			(in dollars)	(in dollars)

Legal reserve	$2,398,814	$6,282,762
Special reserve (reversed)	(1,278,670)	798,025
Cash dividends	18,389,856	30,501,981	$4.2	$7.0

	$19,510,000	$37,582,768

Summary of Unrealized Gain (Loss) on Financial Assets at FVTOCI
2)	Unrealized gain (loss) on financial assets at F VTO CI

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(203,098)	$2,027,902	$4,190,361	$136,361

Unrealized gain (loss) recognized during the year Debt instruments	(2,136)	63,722	(16,746)	(545)
Equity instruments	(405,020)	(8,671)	(8,360)	(272)
Share from associates and joint ventures accounted for using the equity method	2,655,570	3,599,703	(2,928,173)	(95,287)

Other comprehensive income for the year	2,248,414	3,654,754	(2,953,279)	(96,104)

Disposal of associates and joint ventures accounted for using the equity method	1,094	—	—	—
Cumulative unrealized loss of equity instruments transferred to retained earnings due to disposal	16,383	33,258	190,500	6,199

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Cumulative unrealized gain transferred to retained earnings due to disposal of equity instruments in relation to associates and joint venture accounted for using the equity method	$(34,891)	$(1,525,553)	$(152,077)	$(4,949)

Balance at December 31	$2,027,902	$4,190,361	$1,275,505	$41,507

Schedule of detailed information about hedges of net investments of foreign operations
3)	Gain (loss) on hedging instruments - hedges of net investments of foreign operations

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$—	$(429,265)	$121,833	$3,965
Recognized during the year
Foreign currency risk – loans denominated in foreign currency	(429,265)	551,098	398,448	12,966

Balance at December 31	$(429,265)	$121,833	$520,281	$16,931

Summary of Unearned Employee Compensation
In August 2021, the shareholders’ meeting resolved to issue restricted stock awards to employees. Refer to Note 28 for the information.

	For the Year Ended December 31
	2021	2022
	NT$	NT$	US$ (Note 4)

Balance at January 1	$—	$(1,164,991)	$(37,911)
Issuance of employee restricted stock awards	(1,343,782)	—	—
Share-based payment expenses	178,791	728,748	23,715
Valuation adjustments	—	3,396	111

Balance at December 31	$(1,164,991)	$(432,847)	$(14,085)

Summary of Treasury Shares
e.	Treasury shares

Purpose of Repurchase	Shares repurchased for cancellation	Shares held by subsidiaries	Total
	(in thousand shares)	(in thousand shares)	(in thousand shares)

Balance at January 1, 2021	—	72,941	72,941
Increase during the year	53,067	—	53,067

Balance at December 31, 2021	53,067	72,941	126,008
Increase during the year	1,933	—	1,933
Decrease during the year	(55,000)	—	(55,000)

Balance at December 31, 2022	—	72,941	72,941

Summary of Shares Held By Subsidiaries
The Company’s shares held by its subsidiaries at each balance sheet date were as follows:

	Shares Held by Subsidiaries	Carrying Amount	Carrying Amount	Fair Value	Fair Value
	(in thousand shares)	NT$	US$ (Note 4)	NT$	US$ (Note 4)

December 31, 2021

ASE Test	44,100	$1,380,721		$4,696,675
J&R Holding	23,352	381,709		2,486,975
ASE Test, Inc.	5,489	196,677		584,620

	72,941	$1,959,107		$7,768,270

December 31, 2022

ASE	67,452	$1,762,430	$57,352	$6,333,754	$206,110
ASE Test, Inc.	5,489	196,677	6,400	515,454	16,774

	72,941	$1,959,107	$63,752	$6,849,208	$222,884

Summary of Non-controlling Interests
f.	Non-controlling interests

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$13,374,912	$15,622,009	$14,544,415	$473,297
Share of profit for the year	1,681,320	2,099,830	3,116,549	101,418
Other comprehensive income (loss) for the year
Exchange difference on translating foreign operations	178,480	(321,551)	344,780	11,220
Unrealized gain (loss) on equity instruments at FVTOCI	1,321	50,679	(44,852)	(1,460)
Gain (loss) from hedging	(145,559)	187,502	110,781	3,605
Remeasurement on defined benefit plans	(9,075)	1,497	51,582	1,679
Share in other comprehensive income from associates accounted for using the equity method	—	7,902	(35,142)	(1,144)
Non-controlling interests arising from acquisition or disposal of subsidiaries (Note 29)	298	—	—	—
Acquisition of non-controlling interests in subsidiaries (Note 31)	(116,738)	—	—	—
Issuance of ordinary shares by subsidiaries (Note 29)	1,711,453	—	—	—
Subsidiaries’ buy back of their own outstanding ordinary shares (Note 31)	(2,299,533)	(2,748,521)	(312,775)	(10,178)
Equity component of convertible bonds issued by subsidiaries	—	393,199	1,092,004	35,535
Non-controlling interest relating to outstanding vested employee share options granted by subsidiaries	1,591,904	314,398	315,871	10,279
Cash dividends to non-controlling interests	(346,774)	(1,062,529)	(575,089)	(18,715)

Balance at December 31	$15,622,009	$14,544,415	$18,608,124	$605,536

Exchange differences on translating foreign operations [member]
Statement [LineItems]
Summary of Other Reserves
1)	Exchange differences on translating foreign operations

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)

Balance at January 1	$(10,762,684)	$(11,641,939)	$(15,393,646)	$(500,932)
Recognized for the year
Exchange differences arising on translating foreign operations	(1,173,204)	(3,203,730)	9,981,949	324,827

	For the Year Ended December 31
	2020	2021	2022
	NT$	NT$	NT$	US$ (Note 4)
Share from associates and joint ventures accounted for using the equity method	$101,038	$21,307	$(117,691)	$(3,830)
Reclassification
Disposal of associates and joint venture accounted for using the equity method	29,971	—	—	—
Disposal of foreign operations	162,940	(569,284)	—	—

Balance at December 31	$(11,641,939)	$(15,393,646)	$(5,529,388)	$(179,935)